Related Party Transactions (Details Narrative) (USD $)	3 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Related Party Transactions [Abstract]
Short-term Promissory Notes	$ 316,540	$ 316,540
Notes Bear Interest		10.00%
Notes Maturity Date		60 days
Convertible notes payable interest	6.00%
Convertible notes payable Amount	175,000
Convertible Notes Payable Conversion	As of September 30, 2013, these convertible notes were converted into common shares of Telupay prior to the merger.
notes payable and other liabilities Amount	90,000
settlement agreement	Company agreed to convert outstanding amounts claimed under notes payables to 2,523,414 Telupay PLC shares; outstanding consulting fees of 1,125,000 Telupay PLC shares and outstanding fees in total amount of $90,000 was settled according to terms set in the agreement.
Two directors monthly compensation	7,500
Two directors Amended Compensation	During 2012, the monthly compensation was amended to $3,750 in cash and $3,750 in share-based compensation.
third director monthly compensation	5,000
Third Director Amended Compensation	During 2012, the monthly compensation was amended to $2,500 in cash and $2,500 in share-based compensation.
Company's former officer Compensation	4,000
Company's former officer Compensation Amount Owing	$ 106,200
Company's former officer Compensation Terms	This amount is unsecured, non-interest bearing and due on demand.